Note 15 - Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Income Tax Disclosure [Abstract]
Tax Credit Carryforward, Amount	$ 998,849	$ 636,489	$ 681,136
Income Tax Expense Benefit	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0	0
Unrecognized Tax Benefits	$ 0	$ 0	$ 0